Employee Benefit Plans - Schedule of Expected Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Domestic plan [member]
Defined Benefit Plan Disclosure [Line Items]
2014	$ 87
2015	26
2016	25
2017	25
2018	25
2019-2023	125
Defined Benefit Plan Expected Future Benefit Payments	313
U.K. plan [member]
Defined Benefit Plan Disclosure [Line Items]
2014	14
2015	14
2016	14
2017	14
2018	15
2019-2023	76
Defined Benefit Plan Expected Future Benefit Payments	147
International plans [member]
Defined Benefit Plan Disclosure [Line Items]
2014	11
2015	9
2016	9
2017	8
2018	8
2019-2023	43
Defined Benefit Plan Expected Future Benefit Payments	$ 88